Statements Of Financial Condition - USD ($)	Dec. 31, 2019	Dec. 31, 2018
ASSETS
Investments in U.S. Treasury notes - at fair value (amortized cost $20,608,824 and $21,617,368)	$ 20,644,779	$ 21,603,382
Net unrealized appreciation on open futures and forward currency contracts	1,144,023	4,054,099
Due from brokers	4,019,983	6,504,331
Cash denominated in foreign currencies (cost $8,462,150 and $6,909,914)	8,600,683	6,897,526
Total equity in trading accounts	34,409,468	39,059,338
INVESTMENTS IN U.S. TREASURY NOTES - at fair value (amortized cost $117,144,589 and $127,102,393)	117,233,707	127,073,001
CASH AND CASH EQUIVALENTS	13,142,361	11,323,714
ACCRUED INTEREST RECEIVABLE	606,396	300,240
TOTAL	165,391,932	177,756,293
LIABILITIES:
Subscriptions by Unitholders received in advance	742,000	75,000
Net unrealized depreciation on open futures and forward currency contracts	1,231,994	318,490
Due to brokers	1,192,838	180,817
Accrued brokerage fees	569,268	713,459
Accrued management fees	60,464	48,716
Redemptions payable to Unitholders	1,317,430	1,542,051
Redemptions payable to Managing Owner	349,083	68,133
Accrued expenses	118,317	95,879
Cash overdrafts denominated in foreign currencies (cost $0 and $162,735)		165,502
Total liabilities	5,581,394	3,208,047
TRUST CAPITAL:
Total trust capital	159,810,538	174,548,246
TOTAL	165,391,932	177,756,293
Managing Owner Interest [Member]
TRUST CAPITAL:
Total trust capital	4,230,810	3,878,720
Series 1 Unitholders [Member]
TRUST CAPITAL:
Total trust capital	$ 107,565,649	$ 130,410,857
NET ASSET VALUE PER UNIT OUTSTANDING:
NET ASSET VALUE PER UNIT OUTSTANDING	$ 1,216.50	$ 1,185.46
Series 3 Unitholders [Member]
TRUST CAPITAL:
Total trust capital	$ 34,128,621	$ 31,842,823
NET ASSET VALUE PER UNIT OUTSTANDING:
NET ASSET VALUE PER UNIT OUTSTANDING	$ 1,756.46	$ 1,654.06
Series 4 Unitholders [Member]
TRUST CAPITAL:
Total trust capital	$ 9,261,037	$ 7,485,965
NET ASSET VALUE PER UNIT OUTSTANDING:
NET ASSET VALUE PER UNIT OUTSTANDING	$ 2,256.20	$ 2,068.44
Series 5 Unitholders [Member]
TRUST CAPITAL:
Total trust capital	$ 4,624,421	$ 929,881
NET ASSET VALUE PER UNIT OUTSTANDING:
NET ASSET VALUE PER UNIT OUTSTANDING	$ 1,675.67	$ 1,589.56